Employee Benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	€ 18,855	€ 14,712	€ 9,386
Research & Development expenses	15,861	12,344	2,336
Employee benefits expense
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	7,811	3,718	3,711
Research & Development expenses	11,074	7,985	4,740
Total employee benefits	€ 18,885	€ 11,703	€ 8,451